FK Loan ID	Loan ID	Alt Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	130		Closed	2023-12-22 20:04	2024-01-23 17:59	Resolved	1 - Information	Compliance	Missing Doc	Homeownership Counseling Organizations Disclosure Missing or Incomplete	Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-01/23/2024 Open- - Due Diligence Vendor-01/23/2024 Ready for Review-Document Uploaded. 1/22/24 providing HOC. XX - Seller-01/22/2024 Open-Homeownership Counseling Organizations Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-12/26/2023	Ready for Review-Document Uploaded. 1/22/24 providing HOC. XX - Seller-01/22/2024	Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Homeownership Counseling Disclosure Is Present or Not Applicable - Due Diligence Vendor-01/23/2024	XXXXXXXXX_HOC.pdf XXXXXXXXX_HOC.pdf			XX	Primary Residence	Purchase	NA	1332361	N/A	N/A
XXXX	XXXX	130		Closed	2023-12-22 20:04	2024-01-23 17:58	Resolved	1 - Information	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/23/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/23/2024 Ready for Review-Document Uploaded. 1/22/24 providing funding request form showing no affiliates. XX - Buyer-01/22/2024 Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies - Due Diligence Vendor-12/26/2023		Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/23/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/23/2024	XXXXXXXXX_XXXXXXXXX XXXXXXXXX FRF.pdf XXXXXXXXX_XXXXXXXXX XXXXXXXXX FRF.pdf			XX	Primary Residence	Purchase	NA	1332362	N/A	N/A
XXXX	XXXX	130		Closed	2023-12-22 22:47	2024-01-23 15:30	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Evidence of E-consent Provided. - Due Diligence Vendor-01/23/2024 Ready for Review-Document Uploaded. 1/22/24 providing e-consent. XX - Buyer-01/22/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-12/22/2023		Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Evidence of E-consent Provided. - Due Diligence Vendor-01/23/2024	XXXXXXXXX_XXXXXXXXX_Econsent disclosure.pdf XXXXXXXXX_XXXXXXXXX_Econsent disclosure.pdf			XX	Primary Residence	Purchase	NA	1332716	N/A	N/A
XXXX	XXXX	130		Closed	2023-12-28 22:05	2024-01-23 15:27	Resolved	1 - Information	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete
Resolved-Document Uploaded. Evidence of Home Loan Toolkit Delivery provided. - Due Diligence Vendor-01/23/2024
Ready for Review-Document Uploaded. 1/22/24 Providing disclosure tracking.  XX   - Buyer-01/22/2024
Counter-Acknowledgement provided is not for subject transaction. Appears to be loan #XXXXXXXXXXX. Condition remains. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/18/2024
Ready for Review-1/17/24 Providing Acknowledgement of Receipt of Certain Disclosures and Booklets  XX  - Seller-01/17/2024
Open-RESXX: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/28/2023
													Ready for Review-1/17/24 Providing Acknowledgement of Receipt of Certain Disclosures and Booklets XX - Seller-01/17/2024	Resolved-Document Uploaded. Evidence of Home Loan Toolkit Delivery provided. - Due Diligence Vendor-01/23/2024	XXXXXXXXX_ Toolkit Acknowledgement.pdf XXXXXXXXX_ Toolkit Acknowledgement.pdf XXXXXXXXX_XXXXXXXXX DISCLOSURE TRACKING COVER LETTER.pdf XXXXXXXXX_XXXXXXXXX DISCLOSURE TRACKING SCREEN GRAB.pdf XXXXXXXXX_XXXXXXXXX DISCLOSURE TRACKING COVER LETTER.pdf XXXXXXXXX_XXXXXXXXX DISCLOSURE TRACKING SCREEN GRAB.pdf			XX	Primary Residence	Purchase	NA	1341644	N/A	N/A
XXXX	XXXX	122		Closed	2023-12-22 15:01	2024-02-12 20:45	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024 Resolved- - Due Diligence Vendor-01/17/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024 Ready for Review-Document Uploaded. 01-17-2024 Appeal. Please find SSI award letter attached. XX - Buyer-01/17/2024 Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Borrower income documents are missing in loan file - Due Diligence Vendor-12/22/2023		Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024 Resolved- - Due Diligence Vendor-01/17/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024	XXXXXXXXX SSI Award letter XXXXXXXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1331447	N/A	N/A
XXXX	XXXX	23		Closed	2024-01-04 15:35	2024-01-10 19:43	Resolved	1 - Information	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete	Resolved-Complete LE history provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. Attached is a copy of the Initial LE issued XX/XX/XXXX and the subsequent LEs issued on XX/XX/XXXX and XX/XX/XXXX. - Buyer-01/08/2024 Open-Loan Estimate disclosure is missing or incomplete The initial LE and any subsequent LE's are missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-01/04/2024		Resolved-Complete LE history provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024	XXXXXXXXX_LEs.pdf XXXXXXXXX_LEs.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1352896	N/A	N/A
XXXX	XXXX	23		Closed	2024-01-04 15:37	2024-01-10 19:42	Resolved	1 - Information	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Initial CD provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/10/2024 Ready for Review-Document Uploaded. Please see attached Initial CD - Buyer-01/08/2024 Open-The initial Closing Disclosure is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-01/04/2024		Resolved-Initial CD provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024	XXXXXXXXX_Initial CD.pdf XXXXXXXXX_Initial CD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1352905	N/A	N/A
XXXX	XXXX	1		Closed	2024-01-05 12:39	2024-02-12 20:56	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/15/2024
Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements - Due Diligence Vendor-01/05/2024
														Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/12/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/17/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/15/2024				XX	Primary Residence	Purchase	NA	1355739	N/A	N/A
XXXX	XXXX	1		Closed	2024-01-03 14:56	2024-01-22 11:42	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Resolved-Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded. 1-19-24 APPEAL, Providing COC for the Transfer Tax and the Final Inspection.  Per the purchase contract the borrower agreed to pay the sellers transfer taxes, which is an uncommon practice and the fees were changed upon receipt and review of the contract.   Changes were reflected and disclosed on the LE dated XX/XX/XXXX.   The final inspection fee was disclosed on the XX/XX/XXXX LE upon receipt of the original OA made subject to completion.  /XX
 - Buyer-01/19/2024
Open-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on Post CD dated XX/XX/XXXX is $XX,XXX.XX. LE dated XX/XX/XXXX lists fee as $XX,XXX.XX. Final Inspection on PCCD is $XXX.XX and LE dated XX/XX/XXXX is $0. These fees are in a (0%) tolerance section. The loan file did not contain a valid COC to support the increase.  Lender tolerance cure of $XX,XXX.XX is required. Section J reflects $XX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Recording fee and credit report. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. - Due Diligence Vendor-01/03/2024
														Resolved-Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-01/22/2024	XXXXXXXXX_COC.pdf XXXXXXXXX_COC.pdf			XX	Primary Residence	Purchase	NA	1349804	N/A	N/A
XXXX	XXXX	1		Closed	2024-01-03 14:56	2024-01-22 11:42	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Resolved-Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded. 1-19-24 APPEAL, Providing COC for the Transfer Tax and the Final Inspection.  Per the purchase contract the borrower agreed to pay the sellers transfer taxes, which is an uncommon practice and the fees were changed upon receipt and review of the contract.   Changes were reflected and disclosed on the LE dated XX/XX/XXXX.   The final inspection fee was disclosed on the XX/XX/XXXX LE upon receipt of the original OA made subject to completion.  /XX
 - Buyer-01/19/2024
Open-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on Post CD dated XX/XX/XXXX is $XX,XXX.XX. LE dated XX/XX/XXXX lists fee as $XX,XXX.XX. Final Inspection on PCCD is $XXX and LE dated XX/XX/XXXX is $0. These fees are in a (0%) tolerance section. The loan file did not contain a valid COC to support the increase.  Lender tolerance cure of $XX,XXX.XX is required. Section J reflects $XX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Recording fee and credit report. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower. - Due Diligence Vendor-01/03/2024
														Resolved-Valid COC provided to support fee increases. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-01/22/2024	XXXXXXXXX_COC.pdf XXXXXXXXX_COC.pdf			XX	Primary Residence	Purchase	NA	1349803	N/A	N/A
XXXX	XXXX	155		Closed	2024-01-08 18:13	2025-02-19 19:15	Acknowledged	2 - Non-Material	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/26/2024
Ready for Review-Can you please confirm rating?  Purchase loan closed XX/XX/XXXX. - Seller-01/25/2024
Counter-PCCD and LOE provided for $XXX.XX tolerance cure for appraisal fee increase. Finance charge under-disclosure of $XXX remains. Appears Title - Title Services fee in the amount of $400 was not included in disclosed finance charges. Condition remains. - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/19/2024
Ready for Review-Document Uploaded. 1.19.24 Appeal.  Please see attached PCCD along with letter of explanation and proof of deposit to customer's account.  Please review and rescind. XX
 - Buyer-01/19/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) . It appears the lender did not include the Title - Title Services fee in the amount of $400.00 in the calculation. Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.
 - Due Diligence Vendor-01/08/2024
													Ready for Review-Can you please confirm rating? Purchase loan closed XX/XX/XXXX. - Seller-01/25/2024	Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025	XXXXXXXXX_PCCD Pkg.pdf XXXXXXXXX_PCCD Pkg.pdf			XX	Primary Residence	Purchase	NA	1360143	Investor Post-Close	No
XXXX	XXXX	155		Closed	2024-01-08 17:16	2024-01-16 17:24	Resolved	1 - Information	Compliance	Disclosure	TILA: CHARM Booklet is Missing or Incomplete	Resolved-CHARM Booklet is Present or Not Applicable - Due Diligence Vendor-01/16/2024 Ready for Review-Appeal: TPO application date per Funding Request form is XX/XX/XXXX. CHARM delivery and receipt documented on page 2 of Notice to Applicants Disclosure Notice dated 10/13/20 by borrowers. - Buyer-01/16/2024 Open-TILA: CHARM Booklet is Missing or Incomplete - Due Diligence Vendor-01/08/2024		Resolved-CHARM Booklet is Present or Not Applicable - Due Diligence Vendor-01/16/2024				XX	Primary Residence	Purchase	NA	1359931	N/A	N/A
XXXX	XXXX	155		Closed	2024-01-02 17:21	2024-01-16 17:23	Resolved	1 - Information	Compliance	Disclosure	TILA: ARM Program Document is Missing or Incomplete	Resolved-ARM Disclosure is is Present or Not Applicable - Due Diligence Vendor-01/16/2024 Open-ARM Disclosure is Missing or Incomplete ARM Disclosure is Missing - Due Diligence Vendor-01/02/2024		Resolved-ARM Disclosure is is Present or Not Applicable - Due Diligence Vendor-01/16/2024				XX	Primary Residence	Purchase	NA	1347367	N/A	N/A
XXXX	XXXX	147		Closed	2024-01-03 18:54	2024-01-22 12:38	Resolved	1 - Information	Compliance	Missing Doc	TRID: Missing Closing Disclosure
Resolved-Evidence provided that no additional CD issued XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-01/22/2024
Ready for Review-Appeal – See back to the Compliance Events Timeline Document cited in the exception - 11/23/20 CD issued on XX/XX/XXXX per the Compliance Events Timeline confirms that this is the Initial CD and that this Initial CD was sent to the borrower(s) on XX/XX/XXXX but was not Received until XX/XX/XXXX, see verbiage on the referenced document XX/XX/XXXX Initial CD Sent to Borrower(s) and XX/XX/XXXX Initial CD Received from the Borrower(s). The file is not missing a XX/XX/XXXX CD as one was not issued. – XX - Buyer-01/19/2024
Open-The revised Closing Disclosure, dated XX/XX/XXXX, reported on the Compliance Events Timeline disclosure, is missing from the loan file.  Additional conditions may apply.
This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/03/2024
														Resolved-Evidence provided that no additional CD issued XX/XX/XXXX. Condition cleared. - Due Diligence Vendor-01/22/2024				XX	Primary Residence	Refinance	Rate and Term	1350748	N/A	N/A
XXXX	XXXX	147		Closed	2024-01-03 18:16	2024-01-22 12:32	Acknowledged	2 - Non-Material	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete	Counter-Initial LE in file, dated XX/XX/XXXX, included copy error. Initial LE required to complete compliance testing. Condition remains. - Due Diligence Vendor-01/22/2024 Ready for Review-Appeal – Fee testing reset at borrower request to change the loan terms XX/XX/XXXX, rate set date, application date and intent to proceed date. - XX- Buyer-01/19/2024 Open-Loan Estimate disclosure is missing or incomplete The initial LE, dated XX/XX/XXX, is incomplete. Additional conditions may apply. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/03/2024		Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Rate and Term	1350612	N/A	N/A
XXXX	XXXX	115		Closed	2024-01-08 17:23	2024-01-20 13:56	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Evidence of e-consent provided. Condition cleared. - Due Diligence Vendor-01/20/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/19/2024 Ready for Review-Document Uploaded. 1/19/24 Providing E-consent. PA - Buyer-01/19/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-01/08/2024		Resolved-Evidence of e-consent provided. Condition cleared. - Due Diligence Vendor-01/20/2024	XXXXXXXXX_XXXXXXXXX_E-Consent.pdf XXXXXXXXX_XXXXXXXXX_E-Consent.pdf			XX	Investment	Refinance	Cash Out - Other	1359953	N/A	N/A
XXXX	XXXX	115		Closed	2024-01-08 16:54	2024-01-18 20:43	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Loan qualifies as business purpose and not subject to cure. Condition cleared. - Due Diligence Vendor-01/18/2024
Ready for Review-Appeal – Per loan file the subject transaction is a Home Equity Loan per final CD, this is an investment property and not subject to TRID. - XX - Buyer-01/18/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Tolerance cure of $XX to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/08/2024
														Resolved-Loan qualifies as business purpose and not subject to cure. Condition cleared. - Due Diligence Vendor-01/18/2024				XX	Investment	Refinance	Cash Out - Other	1359850	N/A	N/A
XXXX	XXXX	115		Closed	2024-01-08 16:54	2024-01-18 20:43	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Loan qualifies as business purpose and not subject to cure. Condition cleared. - Due Diligence Vendor-01/18/2024
Ready for Review-Appeal – Per loan file the subject transaction is a Home Equity Loan per final CD, this is an investment property and not subject to TRID. - XX- Buyer-01/18/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects an appraisal fee of $520.00.  The Final CD reflects an appraisal fee of $575.00. The loan file did not contain a valid COC to support the new fee. No evidence of a tolerance cure was provided in file.  A tolerance cure of $55.00 is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/08/2024
														Resolved-Loan qualifies as business purpose and not subject to cure. Condition cleared. - Due Diligence Vendor-01/18/2024				XX	Investment	Refinance	Cash Out - Other	1359849	N/A	N/A
XXXX	XXXX	112		Closed	2024-01-11 14:44	2024-02-07 15:08	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-Valid e-consent provided. Condition cleared. - Due Diligence Vendor-02/07/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/07/2024 Ready for Review-Document Uploaded. 2/6/24 Providing e-consent. XX - Buyer-02/06/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-01/11/2024		Resolved-Valid e-consent provided. Condition cleared. - Due Diligence Vendor-02/07/2024	XXXXXXXXX_econsent.pdf XXXXXXXXX_econsent.pdf			XX	Investment	Purchase	NA	1367061	N/A	N/A
XXXX	XXXX	70		Closed	2024-01-11 15:07	2024-02-02 22:26	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Resolved-Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/02/2024
Resolved-Document Uploaded.  - Due Diligence Vendor-02/02/2024
Ready for Review-See CIC Documentation and Revised LE uploaded to the FTP folder. $XXX CEM recording fee added when loan changed to XX XXXX. Baseline is $XXXX.XX ($XXXX.XXX at 110%) - $XXXX.XX in total charges = required cure of $XXX.XX which was provided at consummation.  - Buyer-02/02/2024
Counter-The document provided for review indicates a credit was provided for the XX Mtg Tax, this is already included in the calculations below; an additional cure of $XXX,XX is required or a valid Change of Circumstance is required for the increase in Recording Fees from the last disclosed LE to the Initial CD; condition remains. - Due Diligence Vendor-01/24/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. The baseline 10% tolerance fees are $X,XXX ($X,XXX.XX at 110%, the total 10% Fees on the Final CD are $X,XXX.XX, a tolerance cure of $X,XXX.XX is required for the 10% fees. The Transfer Taxes increased from a baseline of $X,XXX on the Initial LE to $X,XXX on the Final CD, a tolerance cure of $4.00 is required for the transfer taxes. The total Cure required is $X,XXX.XX which is less than the cure provided at closing of $XXX.XX. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/24/2024
Ready for Review-1/23/24-Appeal: Chase screen prints provided to FTP which confirm a lender credit in the amount of $XXXX, please review and rescind XX.  - Buyer-01/23/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/11/2024
														Resolved-Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/02/2024 Resolved-Document Uploaded. - Due Diligence Vendor-02/02/2024	XXXXXXXXX - CIC Documentation.pdf XXXXXXXXX - Revised LE issued XX/XX/XXXX.pdf			XX	Investment	Refinance	Cash Out - Other	1367127	N/A	N/A
XXXX	XXXX	70		Closed	2024-01-11 15:07	2024-02-02 22:25	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Resolved-Document Uploaded.  - Due Diligence Vendor-02/02/2024
Resolved-Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/02/2024
Ready for Review-Please see XXXXXXXXX-Fees-Limited - Seller-02/02/2024
Counter-The document provided for review indicates a credit was provided for the XX Mtg Tax, this is already included in the calculations below; an additional cure of $XXX,XX is required or a valid Change of Circumstance is required for the increase in Recording Fees from the last disclosed LE to the Initial CD; condition remains. - Due Diligence Vendor-01/24/2024
Counter-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. The baseline 10% tolerance fees are $X,XXX ($X,XXX.XX at 110%, the total 10% Fees on the Final CD are $X,XXX.XX, a tolerance cure of $X,XXX.XX is required for the 10% fees. The Transfer Taxes increased from a baseline of $X,XXX on the Initial LE to $X,XXX on the Final CD, a tolerance cure of $X.XX is required for the transfer taxes. The total Cure required is $X,XXX.XX which is less than the cure provided at closing of $XXX.XX. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/24/2024
Ready for Review-1/23/24-Appeal: Chase screen prints provided to FTP which confirm a lender credit in the amount of $XXXX, please review and rescind XX.  - Seller-01/23/2024
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/11/2024
													Ready for Review-Please see 50001026-Fees-Limited - Seller-02/02/2024 Ready for Review-1/23/24-Appeal: Chase screen prints provided to FTP which confirm a lender credit in the amount of $XXXX, please review and rescind XX. - Seller-01/23/2024	Resolved-Document Uploaded. - Due Diligence Vendor-02/02/2024 Resolved-Revised LE dated XX/XX/XXXX and COC for program change to support fee increase. No additional tolerance cure required. Condition cleared. - Due Diligence Vendor-02/02/2024	XXXXXXXXX - CIC Documentation.pdf XXXXXXXXX - Revised LE issued XX/XX/XXXX.pdf			XX	Investment	Refinance	Cash Out - Other	1367128	N/A	N/A
XXXX	XXXX	70		Closed	2024-01-11 13:37	2024-01-18 17:43	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-01/18/2024 Ready for Review-1/18/24-Uploaded executed Rate Lock Agreement tp FTP-XX - Buyer-01/18/2024 Open-Evidence of Rate Lock Missing - Due Diligence Vendor-01/11/2024		Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-01/18/2024				XX	Investment	Refinance	Cash Out - Other	1366864	N/A	N/A
XXXX	XXXX	45		Closed	2024-01-09 13:24	2024-01-23 19:57	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded.  - Due Diligence Vendor-01/23/2024
Resolved-Evidence of Change in Circumstance provided; condition resolved. - Due Diligence Vendor-01/23/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/22/2024
Ready for Review-Please note that the original appraisal was > 120 days as of XX/XX/XXXX, therefore an appraisal update was required. Please see the attached COC for re-baseline for the additional charges. Original appraisal effective XX/XX/XXXX; updated appraisal completed XX/XX/XXXX. Also providing copy of the re-disclosed CD Ver-2 dated XX/XX/XXXX. Supporting docs have been placed in the FTP\Sent_Archive\XXXX folder. - Buyer-01/21/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Update Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, does not reflect an Appraisal Update of $325. The Final CD reflects an Appraisal Update of $225. The loan file did not contain a valid COC to support the new fee. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-01/09/2024
														Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Evidence of Change in Circumstance provided; condition resolved. - Due Diligence Vendor-01/23/2024	XXXXXXXXX_CD Ver-2.pdf XXXXXXXXX_COC.pdf XXXXXXXXX_COC.pdf XXXXXXXXX_CD Ver-2.pdf			XX	Primary Residence	Refinance	Rate and Term	1361896	N/A	N/A
XXXX	XXXX	45		Closed	2024-01-09 13:24	2024-01-23 19:57	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded.  - Due Diligence Vendor-01/23/2024
Resolved-Evidence of change in circumstance provided; condition resolved. - Due Diligence Vendor-01/23/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/22/2024
Ready for Review-Please note that the original appraisal was > 120 days as of XX/XX/XXXX, therefore an appraisal update was required. Please see the attached COC for re-baseline for the additional charges. Original appraisal effective XX/XX/XXXX; updated appraisal completed XX/XX/XXXX. Also providing copy of the re-disclosed CD Ver-2 dated XX/XX/XXXX. Supporting docs have been placed in the FTP\Sent_Archive\XXXX folder. - Buyer-01/21/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Update Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Tolerance cure of $225 to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated as B for all agencies.
 - Due Diligence Vendor-01/09/2024
														Resolved-Document Uploaded. - Due Diligence Vendor-01/23/2024 Resolved-Evidence of change in circumstance provided; condition resolved. - Due Diligence Vendor-01/23/2024	XXXXXXXXX_COC.pdf XXXXXXXXX_CD Ver-2.pdf XXXXXXXXX_CD Ver-2.pdf XXXXXXXXX_COC.pdf			XX	Primary Residence	Refinance	Rate and Term	1361897	N/A	N/A
XXXX	XXXX	29		Closed	2023-12-29 17:27	2024-01-09 20:10	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
Resolved-Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded.  1-8-2024 APPEAL, Providing evidence the appraisal fee was disclosed to the borrower prior to the issuance of the CDs.  Also providing CIC for addition of appraisal fee.  /XX  - Buyer-01/08/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate, dated (XX/XX/XXXX), does not reflects a (Appraisal Fee).  (Final / Post-Closing) CD dated (XX/XX/XXXX) reflects a (Appraisal Fee) of ($595).
The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of ($XXX) is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-12/29/2023
														Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/08/2024	XXXXXXXXX_CIC Appraisal fee.pdf XXXXXXXXX_CIC Appraisal fee.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1343545	N/A	N/A
XXXX	XXXX	29		Closed	2023-12-29 17:27	2024-01-09 20:09	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded.  - Due Diligence Vendor-01/08/2024
Resolved-Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded.  1-8-2024 APPEAL, Providing evidence the appraisal fee was disclosed to the borrower prior to the issuance of the CDs.  Also providing CIC for addition of appraisal fee.  /XX  - Buyer-01/08/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated (XX/XX/XXXX), does not reflects a (Appraisal Fee).  (Final / Post-Closing) CD dated (XX/XX/XXXX) reflects a (Appraisal Fee) of ($595).
The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of ($XXX) is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. - Due Diligence Vendor-12/29/2023
														Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-Valid COC provided to support appraisal fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-01/08/2024	XXXXXXXXX_CIC Appraisal fee.pdf XXXXXXXXX_CIC Appraisal fee.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1343544	N/A	N/A
XXXX	XXXX	131		Closed	2024-02-07 18:17	2024-02-13 22:04	Resolved	1 - Information	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete	Resolved-Document Uploaded. Evidence provided that toolkit provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/13/2024 Ready for Review-Document Uploaded. 2.13.24 Appeal attached TPO toolkit electronic record disclosure with borrower kindly review rescind to resolve.XX. - Seller-02/13/2024 Open-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024	Ready for Review-Document Uploaded. 2.13.24 Appeal attached TPO toolkit electronic record disclosure with borrower kindly review rescind to resolve.gs. - Seller-02/13/2024	Resolved-Document Uploaded. Evidence provided that toolkit provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/13/2024	XXXXXXXXX_Electronic tookit disclosure.pdf XXXXXXXXX_Electronic tookit disclosure.pdf			XX	Primary Residence	Purchase	NA	1419829	N/A	N/A
XXXX	XXXX	131		Closed	2024-01-29 16:55	2024-02-13 21:45	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements	Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-02/13/2024 Ready for Review-Pending review of Hazard insurance just uploaded to FTP. - Seller-02/13/2024 Open-ATR Risk - Monthly HOI, Taxes, Assessment payments do not meet requirements ATR Risk - Monthly HO not meet requirements - Due Diligence Vendor-01/29/2024	Ready for Review-Pending review of Hazard insurance just uploaded to FTP. - Seller-02/13/2024	Resolved-ATR Risk - Monthly HOI, Taxes, Assessment payments meet requirements - Due Diligence Vendor-02/13/2024				XX	Primary Residence	Purchase	NA	1397884	N/A	N/A
XXXX	XXXX	129		Closed	2024-01-29 17:05	2024-02-15 22:15	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements
Resolved- - Due Diligence Vendor-02/15/2024
Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-02/15/2024
Ready for Review-Appeal 2/13/2024: Per 1008 the loan received a DU approval. The XXXX account reflected on the final loan application with monthly payment of $XX was included in the DU DTI calculation. The DU in file did not condition for an updated credit report for debts reflected on the loan application and not the credit report.  - Buyer-02/13/2024
Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements File missing updated credit report reflecting additional revolving debt included in ratios.  - Due Diligence Vendor-01/29/2024
														Resolved- - Due Diligence Vendor-02/15/2024 Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-02/15/2024				XX	Primary Residence	Purchase	NA	1397913	N/A	N/A
XXXX	XXXX	78		Closed	2024-02-07 18:59	2024-02-19 15:49	Resolved	1 - Information	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete
Resolved-Full history of LEs and CDs provided. Condition cleared. - Due Diligence Vendor-02/19/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/19/2024
Ready for Review-Please see CD saved to the FTP folder. - Seller-02/16/2024
Counter-Initial LE and revised LE provided.  However, loan file only includes consummation CD, dated XX/XX/XXXX, and no additional CDs.  Please provide initial and any revised CDs with applicable COCs to support fee increases from initial LE and final CD. Additional conditions may apply. - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/14/2024
Ready for Review-Please see LEs vVer-1 and 2 saved to the FTP folder.
 - Buyer-02/14/2024
Open-Loan Estimate disclosure is missing or incomplete The initial LE and any other subsequent LEs are missing from the loan file. Additional conditions may apply. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024
													Ready for Review-Please see CD saved to the FTP folder. - Seller-02/16/2024	Resolved-Full history of LEs and CDs provided. Condition cleared. - Due Diligence Vendor-02/19/2024	XXXXXXXXX_Loan Estimates_V1 V2.pdf XXXXXXXXX_CD Ver2.pdf XXXXXXXXX_Final CD.pdf XXXXXXXXX_CD Ver1.pdf XXXXXXXXX_CD Ver3.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1420038	N/A	N/A
XXXX	XXXX	78		Closed	2024-02-06 15:49	2024-02-14 23:04	Resolved	1 - Information	Compliance	Missing Doc	ECOA: Appraisal Disclosure Missing or Incomplete	Resolved-Appraisal disclosure provided. Condition cleared. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/14/2024 Ready for Review-Please see Appraisal Disclosure saved to the FTP folder. - Seller-02/14/2024 Open-ECOA: Appraisal Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/06/2024	Ready for Review-Please see Appraisal Disclosure saved to the FTP folder. - Seller-02/14/2024	Resolved-Appraisal disclosure provided. Condition cleared. - Due Diligence Vendor-02/14/2024	XXXXXXXXX_Appraisl Disclosure.pdf XXXXXXXXX_Appraisl Disclosure.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1416177	N/A	N/A
XXXX	XXXX	8		Closed	2024-02-12 19:52	2024-02-27 13:10	Resolved	1 - Information	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved- - Due Diligence Vendor-02/27/2024
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024
Ready for Review-2/23/24 The large deposits were made into the Checking account.  Only the Savings account balance was considered for funds to close, and it had no large deposits.  XX - Seller-02/23/2024
Counter-Borrower's savings account reflects balance of $X,XXX.XX on XX/XX/XXXX, which is sufficient to satisfy cash due at closing requirement of $XXX.XX. However, borrower's EMD deposit of $X,XXX.XX was derived from the unsourced deposits. Condition remains. - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/21/2024
Ready for Review-02/21/2024 The two large deposits are present in the borrower's checking account, #XXXXXXXXXXX. The savings account #XXXXXXXXXXXX with a current balance of $X,XXX.XX covers the required assets of $926.41. The savings account, #XXXXXXXXXXX, begins at the bottom of page two of the attached bank statement. The XXXXXXXX statement is located in the downloaded file. Thank you. XX - Seller-02/21/2024
Counter-Borrower's savings account statement reflects deposit of $X,XXX on XX/XX/XXXX and $X,XXX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02. If undocumented large deposits are excluded, borrower's required assets of $926.41 are not verified. Condition remains. - Due Diligence Vendor-02/19/2024
Ready for Review-02/16/2024 Appeal:  Chase notes that the checking account includes large deposits and therefore XXXXX chose to exclude this account from borrower’s assets for proof of the required $XXX.XX.  The loan file includes two months bank statements for savings which show initial balance of $X,XXX.XX on XX/XX/XXXX and a final balance of $X,XXX.XX on XX/XX/XXXX.  The transactions show that $XXX0 was transferred from the checking account to savings XX/XX/XXXX.  If that transfer is not considered due to large deposits into checking, the savings balance can be reduced to $X,XXX.XX and is sufficient to satisfy the assets requirement. XX - Buyer-02/16/2024
Counter-Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02.  If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains. - Due Diligence Vendor-02/16/2024
Ready for Review-02/15/2024 Appeal: The assets of $1,726.61, listed on the Final 1003, are from the borrower's savings account with XXXXXXXXX (please see pages 5-12 of the downloaded file). The savings account does not reflect any large deposits. The bank statements are for XX/XXXX and XX/XXXX. The borrower's required assets were $926.41 XX - Seller-02/15/2024
Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements - Due Diligence Vendor-02/12/2024

Ready for Review-2/23/24 The large deposits were made into the Checking account.  Only the Savings account balance was considered for funds to close, and it had no large deposits.  XX - Seller-02/23/2024
 Ready for Review-02/21/2024 The two large deposits are present in the borrower's checking account, # XXXXXXXXXXX. The savings account #XXXXXXXXXXX with a current balance of $X,XXX.XX covers the required assets of $XXX.XX. The savings account, #XXXXXXXXXX, begins at the bottom of page two of the attached bank statement. The January statement is located in the downloaded file. Thank you. XX - Seller-02/21/2024
 Ready for Review-02/15/2024 Appeal: The assets of $X,XXX.XX, listed on the Final 1003, are from the borrower's savings account with XXX (please see pages 5-12 of the downloaded file). The savings account does not reflect any large deposits. The bank statements are for XX/XXXX and XX/XXXX. The borrower's required assets were $XXX.XX XX - Seller-02/15/2024

														Resolved- - Due Diligence Vendor-02/27/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024	XXXXXXXXX_Bank Statement.pdf			XX	Primary Residence	Purchase	NA	1429555	N/A	N/A
XXXX	XXXX	146		Closed	2024-02-09 21:18	2025-02-19 22:51	Acknowledged	2 - Non-Material	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) The initial CD is missing from the loan file. Additional conditions may apply. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/09/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1426697	Investor Post-Close	No
XXXX	XXXX	120		Closed	2024-02-12 17:28	2024-03-04 20:19	Resolved	1 - Information	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent Received. Condition cleared. - Due Diligence Vendor-03/04/2024 Ready for Review-Document Uploaded. 3/4/24 providing e-consent. XX - Buyer-03/04/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-02/12/2024		Resolved-E-Consent Received. Condition cleared. - Due Diligence Vendor-03/04/2024	XXXXXXXXX_econsent.pdf			XX	Primary Residence	Purchase	NA	1429115	N/A	N/A
XXXX	XXXX	120		Closed	2024-02-12 17:01	2024-02-21 16:54	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence of borrower receipt of initial CD within timing requirement provided. Condition cleared. - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded. 2/20/24 - Appeal: see attached copy of system generated document showing that the Initial CD was issued and received by the borrower on the same day XX/XX/XXXX, therefore more than 3 days prior to closing XX/XX/XXXX…XX
 - Buyer-02/20/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))  Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/12/2024
														Resolved-Evidence of borrower receipt of initial CD within timing requirement provided. Condition cleared. - Due Diligence Vendor-02/21/2024	XXXXXXXXX_Proof of Initial CD Receipt.pdf XXXXXXXXX_Proof of Initial CD Receipt.pdf			XX	Primary Residence	Purchase	NA	1429024	N/A	N/A
XXXX	XXXX	103		Closed	2024-02-13 14:32	2025-02-19 22:56	Acknowledged	2 - Non-Material	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-The Initial Closing Disclosure Received Date of (XX/XX/XXXX) is not three business days before the consummation date of (XX/XX/XXXX). Three business days before the consummation date is (XX/XX/XXXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))  Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/13/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1431051	Investor Post-Close	No
XXXX	XXXX	103		Closed	2024-02-13 14:32	2025-02-19 22:55	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025

Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/13/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1431052	Investor Post-Close	No
XXXX	XXXX	103		Closed	2024-02-13 14:32	2025-02-19 22:55	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/13/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1431053	Investor Post-Close	No
XXXX	XXXX	103		Closed	2024-02-13 14:32	2025-02-19 22:55	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001257)
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-The total amount of the 10% category fees ($X,XXX.XX) has increased by more than 10% over the current baseline value of ($X,XXX.XX). The total amount of fees in the 10% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/13/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1431050	Investor Post-Close	No
XXXX	XXXX	103		Closed	2024-02-13 14:32	2025-02-19 22:54	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001258)
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-The total amount of the 10% category fees on the last Closing Disclosure ($X,XXX.XX) has increased by more than 10% over the current baseline value of ($X,XXX.XX). The total amount of fees in the 10% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). Compliance will be re-reviewed upon receipt of the initial CD. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/13/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1431049	Investor Post-Close	No
XXXX	XXXX	103		Closed	2024-02-13 14:04	2025-02-19 22:54	Acknowledged	2 - Non-Material	Compliance	Disclosure	TILA: NORTC Missing for one or more borrowers/vested parties	Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025 Open-TILA: NORTC Missing for one or more borrowers/vested parties . This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/13/2024		Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1430944	Investor Post-Close	No
XXXX	XXXX	103		Closed	2024-02-13 14:45	2024-03-05 13:19	Resolved	1 - Information	Compliance	Disclosure	HPA PMI Disclosure, Borrower, Required - Missing or Incomplete	Resolved-Notice Concerning PMI received. Condition Resolved. - Due Diligence Vendor-03/01/2024 Ready for Review-Document Uploaded. 3/1/24 providing notice concerning PMI. XX - Buyer-03/01/2024 Open-HPA PMI Disclosure, Borrower, Required - Missing or Incomplete - Due Diligence Vendor-02/13/2024		Resolved-Notice Concerning PMI received. Condition Resolved. - Due Diligence Vendor-03/01/2024	XXXXXXXXX_PMI.pdf			XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1431122	N/A	N/A
XXXX	XXXX	101		Closed	2024-02-13 18:10	2025-02-19 22:57	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2025
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Rate and Term	1432244	Investor Post-Close	No
XXXX	XXXX	101		Closed	2024-02-13 18:10	2025-02-19 22:57	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2025
Open-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Rate and Term	1432246	Investor Post-Close	No
XXXX	XXXX	94		Closed	2024-02-13 18:44	2024-02-21 16:19	Resolved	1 - Information	Compliance	Missing Doc	FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete	Resolved-Document Uploaded. FACTA disclosure provided. Condition cleared. - Due Diligence Vendor-02/21/2024 Ready for Review-Document Uploaded. 2/20/24-Appeal: Please find the FACTA disclosure for this loan attached. XX - Buyer-02/20/2024 Open-FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/13/2024		Resolved-Document Uploaded. FACTA disclosure provided. Condition cleared. - Due Diligence Vendor-02/21/2024	XXXXXXXXX_FACTA.pdf XXXXXXXXX_FACTA.pdf			XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1432452	N/A	N/A
XXXX	XXXX	93		Closed	2024-02-15 16:30	2024-02-29 14:43	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Document Uploaded. Appeal: Please see attached CD Delivery and e-consent. - Buyer-02/26/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXX. No Cure.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/15/2024
														Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXX CD Delivery .pdf XXXXXXXXX CD Delivery .pdf			XX	Primary Residence	Purchase	NA	1437140	N/A	N/A
XXXX	XXXX	89		Closed	2024-02-13 22:25	2024-02-28 19:38	Resolved	1 - Information	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)
Resolved-Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Please see response and doc on the other similar exception - Seller-02/28/2024
Counter-Document Uploaded. COC dated 02.13.2020 provided to support decrease in Lender paid portion of processing fee from initial CD dated XX/XX/XXXX to revised CD dated XX/XX/XXXX; however, no COC provided to support decrease in Lender paid portion of processing fee of $XX.XX from revised CD dated XX/XX/XXXX to Lender paid portion of processing fee of $XX.XX on subsequent CDs. Tolerance cure of $X.XX required. Condition remains. - Due Diligence Vendor-02/22/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XX.XX). The Last CD shows a total lender credit amount of ($XX.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).   - Due Diligence Vendor-02/22/2024
Ready for Review-02/22/2024 Appeal:  The subject loan decrease in lender credit was due to the subject property appraising lower than the borrower’s estimated value.  The subject loan was initially approved at 53% LTV using the borrower estimated value of $XXX,XXX.XX.  However, the appraisal determined a lower value, $XXX,XXX.XX which increased the LTV to 64%.  The value decrease caused the LTV to go from 53% to 64% which crossed a pricing threshold of 60%, which resulted in a slight pricing change.  Attached please find the CD’s with XXXX value versus XXXX and Chase notes indicating the need to re-disclose. XX - Seller-02/22/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($XX.XX). The following fees "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Closing Disclosure dated XX/XX/XXXX, reflects a specific Lender Credit of $X,XXX.XX in Section A.  The Final Closing Disclosure reflects a specific Lender Credit of $XX.XX in Section A. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required.  Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024

Ready for Review-Please see response and doc on the other similar exception - Seller-02/28/2024
 Ready for Review-02/22/2024 Appeal:  The subject loan decrease in lender credit was due to the subject property appraising lower than the borrower’s estimated value.  The subject loan was initially approved at 53% LTV using the borrower estimated value of $XXX,XXX.XX.  However, the appraisal determined a lower value, $XXX,XXX.XX which increased the LTV to 64%.  The value decrease caused the LTV to go from 53% to 64% which crossed a pricing threshold of 60%, which resulted in a slight pricing change.  Attached please find the CD’s with XXXX value versus XXXX and XXXXX notes indicating the need to re-disclose. XX - Seller-02/22/2024

														Resolved-Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXX_CD v2.pdf XXXXXXXXX_Redisclose notes.pdf XXXXXXXXX_CD v1.pdf XXXXXXXXX CIC change in loan amount on Revised CD 3.pdf			XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1433195	N/A	N/A
XXXX	XXXX	89		Closed	2024-02-13 22:25	2024-02-28 19:37	Resolved	1 - Information	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001261)
Resolved-Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached CIC for loan amount decrease which had a corresponding impact to premium pricing credit. - Seller-02/28/2024
Counter-COC dated XX/XX/XXXX provided to support decrease in Lender paid portion of processing fee from initial CD dated XX/XX/XXXX to revised CD dated XX/XX/XXXX; however, no COC provided to support decrease in Lender paid portion of processing fee of $XX.XX from revised CD dated XX/XX/XXXX to Lender paid portion of processing fee of $XX.XX on subsequent CDs. Tolerance cure of $X.XX required. Condition remains. - Due Diligence Vendor-02/22/2024
Counter-Document Uploaded.   - Due Diligence Vendor-02/22/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XX.XX). The actual total fee amount shows a credit amount of ($XX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)).   - Due Diligence Vendor-02/22/2024
Ready for Review-02/22/2024 Appeal:  The subject loan decrease in lender credit was due to the subject property appraising lower than the borrower’s estimated value.  The subject loan was initially approved at 53% LTV using the borrower estimated value of $XXX,XXX.XX.  However, the appraisal determined a lower value, $XXX,XXX.XX which increased the LTV to 64%.  The value decrease caused the LTV to go from 53% to 64% which crossed a pricing threshold of 60%, which resulted in a slight pricing change.  Attached please find the CD’s with XXXX value versus XXXX and Chase notes indicating the need to re-disclose. XX - Buyer-02/22/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($XX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (Processing Fee). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  The Final Closing Disclosure reflects a general Lender Credit of $0 in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
													Ready for Review-Document Uploaded. Appeal: Please see attached CIC for loan amount decrease which had a corresponding impact to premium pricing credit. - Seller-02/28/2024	Resolved-Valid COC provided to support decrease in lender credit. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXX_CD v1.pdf XXXXXXXXX_CD v2.pdf XXXXXXXXX_Redisclose notes.pdf XXXXXXXXX CIC change in loan amount on Revised CD 3.pdf XXXXXXXXX CIC change in loan amount on Revised CD 3.pdf			XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1433196	N/A	N/A
XXXX	XXXX	54		Closed	2024-02-19 17:22	2024-02-28 20:17	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-2/27/2024: Appeal. The LE referenced version 2 dated XX/XX/XXXX expired on XX/XX/XXXX. The borrower allowed  the LE to expire until XX/XX/XXXX, at that time, new charges and fees were re-disclosed, specifically appraisal report increased to $XXX; LE version 3 was sent on XX/XX/XXXX. XX - Buyer-02/27/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal fee of $350.  Final CD dated XX/XX/XXXX reflects an Appraisal fee of $570. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024
														Resolved-Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared. - Due Diligence Vendor-02/28/2024				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1442392	N/A	N/A
XXXX	XXXX	54		Closed	2024-02-19 17:22	2024-02-28 20:16	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-2/27/2024: Appeal. The LE referenced version 2 dated XX/XX/XXXX expired on XX/XX/XXXX. The borrower allowed  the LE to expire until XX/XX/XXXX, at that time, new charges and fees were re-disclosed, specifically appraisal report increased to $XXX; LE version 3 was sent on XX/XX/XXXX. XX - Buyer-02/27/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate dated XX/XX/XXXX reflects an Appraisal fee of $350.  Final CD dated XX/XX/XXXX reflects an Appraisal fee of $570. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024
														Resolved-Lender rebuttal reviewed. No tolerance cure required for increase in appraisal fee from expired LE. Condition cleared. - Due Diligence Vendor-02/28/2024				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1442391	N/A	N/A
XXXX	XXXX	49		Closed	2024-02-16 14:02	2024-02-27 12:15	Resolved	1 - Information	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Document Uploaded. Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Appraisal Update increased on the CD dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
														Resolved-Document Uploaded. Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXX_CD and LE.pdf XXXXXXXXX_Re-Disclose Appraisal.pdf			XX	Primary Residence	Refinance	Rate and Term	1439263	N/A	N/A
XXXX	XXXX	49		Closed	2024-02-16 14:02	2024-02-27 12:14	Resolved	1 - Information	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed.  Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. Appeal:  Attached please find the subject loan initial LE showing the closing costs estimated expired XX/XX/XXXX.  The initial appraisal was completed effective XX/XX/XXXX, with an update required and completed XX/XX/XXXX.  The CD was delivered to borrower XX/XX/XXXX with updated appraisal cost of $225.  Chase screenshot is also attached confirming the re-disclosure issue.   - Buyer-02/23/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Inspection Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The CD, dated XX/XX/XXXX, reflects a Appraisal Update of $225.00 that was not disclosed on the Initial Loan Estimate.   The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/16/2024
														Resolved-Document Uploaded. Valid COC provided to support fee increase. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXX_Re-Disclose Appraisal.pdf XXXXXXXXX_CD and LE.pdf XXXXXXXXX_CD and LE.pdf XXXXXXXXX_Re-Disclose Appraisal.pdf			XX	Primary Residence	Refinance	Rate and Term	1439262	N/A	N/A
XXXX	XXXX	42		Closed	2024-02-21 20:36	2024-02-28 18:45	Resolved	1 - Information	Compliance	Fees:Limited	North Carolina - Fees Limitation
Resolved-Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. Appeal: Please see attached undiscounted rate history screen. - Buyer-02/27/2024
Counter-All discount points charged included in testing since undiscounted rate was not documented in file. Provide rate sheet, Undiscount Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt. - Due Diligence Vendor-02/27/2024
Ready for Review-Appeal:  Please advise if you are looking for the Undiscounted Rate to exclude points as they are listed as authorized per statute. - Buyer-02/23/2024
Open-Under the XXXXX XXXXXXXX Interest Provisions, Lender fees not specifically authorized by the statute are limited to ($XXX.XX), which is the greater of 1/4 of 1% of the loan amount or $XXX. The total amount of "lender fees not specifically authorized by statute" and included in the test is ($X,XXX.XX). (N.C. Gen. Stat. 24-1.1A(c)(1); 24-8(d); 24-10(d)) - Due Diligence Vendor-02/21/2024
														Resolved-Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXX Undiscounted Rate History.pdf XXXXXXXXX Undiscounted Rate History.pdf			XX	Primary Residence	Purchase	NA	1447019	N/A	N/A
XXXX	XXXX	39		Closed	2024-02-21 16:08	2025-02-19 23:00	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001257)
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-03/06/2024
Ready for Review-Appeal: Please review for SOL EVB.  - Seller-03/06/2024
Open-The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/21/2024
													Ready for Review-Appeal: Please review for SOL EVB. - Seller-03/06/2024	Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Rate and Term	1446172	Investor Post-Close	No
XXXX	XXXX	39		Closed	2024-02-21 16:08	2025-02-19 23:00	Acknowledged	2 - Non-Material	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test (50001258)
Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025
Open-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-03/06/2024
Ready for Review-Appeal: Please review for SOL EVB.  - Buyer-03/06/2024
Open-The total amount of the 10% category fees on the last Closing Disclosure ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The total amount of the 10% category fees on the last Closing Disclosure ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees – Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/21/2024
														Acknowledged-This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Rate and Term	1446170	Investor Post-Close	No
XXXX	XXXX	39		Closed	2024-02-21 16:08	2024-03-05 22:23	Resolved	1 - Information	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded.  - Due Diligence Vendor-03/05/2024
Resolved-Evidence provided that signing fee was for notary purpose only and not considered PPFC.  No finance charge violation. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal – See the Notary Confirmation detail added to the shared folder. The Notary detail confirms that the 125.00 fee is for a Notary, thus was not included. The Notary was provided by the company XXX as the fee payee on the final CD.  - Seller-03/05/2024
Open-The disclosed finance charge ($XX,XXX.XX) is ($XXX.XX) below the actual finance charge($XX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1).  The lender appears to not have included the Title-Title Signing Fees of $125 in Section C. - Due Diligence Vendor-02/21/2024
													Ready for Review-Appeal – See the Notary Confirmation detail added to the shared folder. The Notary detail confirms that the XXX.XX fee is for a Notary, thus was not included. The Notary was provided by the company XXX as the fee payee on the final CD. - Seller-03/05/2024	Resolved-Document Uploaded. - Due Diligence Vendor-03/05/2024 Resolved-Evidence provided that signing fee was for notary purpose only and not considered PPFC. No finance charge violation. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXX_Notary Signing Agent Confirmation.pdf			XX	Primary Residence	Refinance	Rate and Term	1446171	N/A	N/A
XXXX	XXXX	35		Closed	2024-02-20 19:45	2025-02-19 23:01	Acknowledged	2 - Non-Material	Compliance	Right to Rescind	TILA: Incorrect NORTC model provided - H8 equal or after 7/5/2018 (non-material jurisdictions)	Acknowledged-B-exception grade for circuits in which there is no ruling. - Due Diligence Vendor-02/19/2025 Open-TILA: Incorrect NORTC model provided - H8 equal or after XX/XX/XXXX (non-material jurisdictions) B-exception grade for circuits in which there is no ruling. - Due Diligence Vendor-02/20/2024		Acknowledged-B-exception grade for circuits in which there is no ruling. - Due Diligence Vendor-02/19/2025				XX	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1444763	Investor Post-Close	No
XXXX	XXXX	34		Closed	2024-02-19 11:24	2024-02-27 11:33	Resolved	1 - Information	Compliance	TRID	Initial Closing Disclosure timing requirement not met
Resolved-Document Uploaded. Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. 2/23/24 - Appeal: see attached copy of the Initial Closing Disclosure dated XX/XX/XXXX for review…XX
 - Buyer-02/23/2024
Open-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. The loan file only contains final CD, dated XX/XX/XXXX, received by the borrower at consummation. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply. - Due Diligence Vendor-02/19/2024
														Resolved-Document Uploaded. Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXX_Initial CD XX/XX/XXXX.pdf XXXXXXXXX_Initial CD XX/XX/XXXX.pdf XXXXXXXXX_Initial LE XX/XX/XXXX.pdf XXXXXXXXX_LE XX/XX/XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1441651	N/A	N/A
XXXX	XXXX	34		Closed	2024-02-19 11:23	2024-02-27 11:31	Resolved	1 - Information	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete
Resolved-Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. 2/23/24 - Appeal: see attached copies of the Loan Estimates dated XX/XX/XXXX and XX/XX/XXX for review…XX
 - Buyer-02/23/2024
Open-Loan Estimate disclosure is missing or incomplete The loan file is missing initial LE and all subsequent LES. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply. - Due Diligence Vendor-02/19/2024
														Resolved-Initial LEs and initial CD provided. Compliance tested and passed. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXX_Initial LE XX/XX/XXXX.pdf XXXXXXXXX_LE XX/XX/XXXX.pdf XXXXXXXXX_Initial LE XX/XX/XXXX.pdf XXXXXXXXX_Initial CD XX/XX/XXXX.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1441648	N/A	N/A
XXXX	XXXX	30		Closed	2024-02-19 17:12	2024-02-29 15:22	Resolved	1 - Information	Compliance	Missing Doc	Final Closing Disclosure is missing or incomplete	Resolved-Document Uploaded. Final CD provided. Condition cleared. - Due Diligence Vendor-02/29/2024 Ready for Review-Document Uploaded. 2/28/24 - Appeal: see attached copy of the complete Final CD for review…XX - Buyer-02/28/2024 Open-Final Closing Disclosure is missing or incomplete Loan closed in dry funding state. The Post Close CD with charges reflected in final settlement statement is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-02/19/2024		Resolved-Document Uploaded. Final CD provided. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXX_Final CD.pdf XXXXXXXXX_Final CD.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1442355	N/A	N/A
XXXX	XXXX	9		Closed	2024-03-05 15:37	2024-03-07 17:51	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/07/2024
Ready for Review-Appeal – See the CD Receipt verification added to the shared folder confirming viewed / received by the borrower XX/XX/XXXX.  - Seller-03/07/2024
Open- - Due Diligence Vendor-03/05/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (ElectronicDelivery). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))   - Due Diligence Vendor-03/05/2024
													Ready for Review-Appeal – See the CD Receipt verification added to the shared folder confirming viewed / received by the borrower XX/XX/XXXX. - Seller-03/07/2024	Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/07/2024	XXXXXXXXX_CD Delivery Receipt.pdf			XX	Primary Residence	Purchase	NA	1471635	N/A	N/A
XXXX	XXXX	9		Closed	2024-03-05 15:37	2024-03-07 17:50	Resolved	1 - Information	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded. Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-03/07/2024
Ready for Review-Appeal – See the Lender Credit Itemization added to the shared folder. - Seller-03/07/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)    A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-03/05/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)    - Due Diligence Vendor-03/05/2024
													Ready for Review-Appeal – See the Lender Credit Itemization added to the shared folder. - Seller-03/07/2024	Resolved-Document Uploaded. Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-03/07/2024	XXXXXXXXX_Itemization of Lender Credit.pdf			XX	Primary Residence	Purchase	NA	1471634	N/A	N/A
XXXX	XXXX	9		Closed	2024-02-20 12:10	2024-03-05 15:49	Resolved	1 - Information	Compliance	TRID	Initial Closing Disclosure timing requirement not met	Resolved-Initial CD dated 08/17/2017. Condition cleared. Compliance tested and additional findings cited. - Due Diligence Vendor-03/05/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-03/05/2024 Ready for Review-Document Uploaded. 3-4-24 APPEAL, Providing the Initial CD. XXX - Seller-03/04/2024 Open-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. Initial CD is missing in file - Due Diligence Vendor-02/20/2024	Ready for Review-Document Uploaded. 3-4-24 APPEAL, Providing the Initial CD. XX - Seller-03/04/2024	Resolved-Initial CD dated XX/XX/XXXX. Condition cleared. Compliance tested and additional findings cited. - Due Diligence Vendor-03/05/2024	XXXXXXXXX_Initial CD.pdf XXXXXXXXX_Initial CD.pdf			XX	Primary Residence	Purchase	NA	1443398	N/A	N/A
XXXX	XXXX	9		Closed	2024-02-20 12:11	2024-02-26 22:25	Resolved	1 - Information	Compliance	TRID	TRID: Initial Loan Estimate not provided within 3 days of application	Resolved-Initial LE provided dated with 3 days of application. Condition cleared. - Due Diligence Vendor-02/26/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/26/2024 Ready for Review-Document Uploaded. Appeal - Providing the initial LE. XX - Seller-02/22/2024 Open-The loan file is missing initial LE and all subsequent LEs. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply. - Due Diligence Vendor-02/20/2024	Ready for Review-Document Uploaded. Appeal - Providing the initial LE. XX - Seller-02/22/2024	Resolved-Initial LE provided dated with 3 days of application. Condition cleared. - Due Diligence Vendor-02/26/2024	XXXXXXXXX_LE.pdf XXXXXXXXX_LE.pdf			XX	Primary Residence	Purchase	NA	1443399	N/A	N/A
XXXX	XXXX	4		Closed	2024-02-19 19:26	2024-03-01 19:01	Resolved	1 - Information	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete
Resolved-Lender provided a copy of the initial Loan Estimate (LE) with evidence said document was provided to borrower via disclosure history. Documentation submitted is deemed acceptable. Condition cleared.  - Due Diligence Vendor-03/01/2024

Ready for Review-Document Uploaded.  - Due Diligence Vendor-03/01/2024

Ready for Review-Appeal – See the attached LE’s, ver 1 and 2 with disclosure history located in the shared folder.  - Buyer-03/01/2024

Open-Loan Estimate disclosure is missing or incomplete The loan file is missing initial LE and all subsequent LEs. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply. This finding is outside the statute of limitations and will be rated as B for all agencies. - Due Diligence Vendor-02/20/2024
														Resolved-Lender provided a copy of the initial Loan Estimate (LE) with evidence said document was provided to borrower via disclosure history. Documentation submitted is deemed acceptable. Condition cleared. - Due Diligence Vendor-03/01/2024	XXXXXXXXX_Appeal Docs.pdf			XX	Primary Residence	Refinance	Cash Out - Other	1442683	N/A	N/A
XXXX	XXXX	2		Closed	2024-02-12 12:14	2024-02-29 16:01	Resolved	1 - Information	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded. Itemization of lender credit provided. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Please see XXXXX system screenshot showing that the Lender Credit was applied to XX Attorney Fee. Saved in FTP/TO_SEND folder. - Buyer-02/20/2024
Open-The disclosed finance charge ($XX,XXX.XX) is ($XXX.XX) below the actual finance charge($XX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)  A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.
This finding is outside the statute of limitations and will be rated an EVB. - Due Diligence Vendor-02/12/2024
														Resolved-Document Uploaded. Itemization of lender credit provided. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXX_Lender paid fees.pdf			XX	Primary Residence	Refinance	Rate and Term	1428120	N/A	N/A
XXXX	XXXX	2		Closed	2024-02-12 12:14	2024-02-21 17:11	Resolved	1 - Information	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence that borrower received initial CD electronically within timing requirement provided. Condition cleared. - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/21/2024
Ready for Review-The Initial CD as demonstrated on the attached, was prepared on XX/XX/XXX. The issue date of XX/XX/XXXX is the default date when the CD is prepared after hours on the 25th . Please also see the additional attachment which documents the electronic delivery of the CD to the borrower on XX/XX/XXXX. FTP/TO_SEND folder. - Buyer-02/20/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation. No Cure.
This finding is outside the statute of limitations and will be rated an EVB. - Due Diligence Vendor-02/12/2024
														Resolved-Evidence that borrower received initial CD electronically within timing requirement provided. Condition cleared. - Due Diligence Vendor-02/21/2024	XXXXXXXXX_Initial CD.pdf XXXXXXXXX_Proof of Delivery.pdf			XX	Primary Residence	Refinance	Rate and Term	1428121	N/A	N/A